INVENTORIES	12 Months Ended
Dec. 31, 2025
Inventory Disclosure [Abstract]
INVENTORIES

NOTE 4:- INVENTORIES

	December 31,
	2025	2024
Raw materials	$8,816	$14,028
Finished products	13,216	17,435
	$22,032	$31,463

During the years ended December 31, 2025 and 2024 and 2023, the Group wrote off inventory in a total amount of approximately $3.3 million, $4.8 million and $1.1 million, respectively.